Note 8 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount	$ 1,169,194	$ 1,127,780
Accumulated amortization	484,455	412,297
Net	684,739	715,483
Customer Relationships [Member]
Gross carrying amount	830,570	804,433
Accumulated amortization	294,823	245,507
Net	535,747	558,926
Franchise Rights [Member]
Gross carrying amount	58,224	57,959
Accumulated amortization	51,127	47,083
Net	7,097	10,876
Trademarks and Trade Names [Member]
Gross carrying amount	64,572	64,291
Accumulated amortization	23,289	19,765
Net	41,283	44,526
Other Intangible Assets [Member]
Gross carrying amount	215,828	201,097
Accumulated amortization	115,216	99,942
Net	$ 100,612	$ 101,155